SHARE-BASED COMPENSATION EXPENSES (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Mar. 17, 2021	Nov. 16, 2020	Sep. 19, 2019	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	May 14, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price, Granted (in dollars per share)				$ 11.85
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options				$ 54	$ 566	$ 2,147
Share-Based Compensation				$ 3,286	$ 9,709	$ 9,724
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross (is shares)	465,725	90,000
Share based compensation arrangement by share based payment award weighted average vesting period				5 months 8 days	11 months 4 days	1 year 5 months 4 days
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation				$ 470	$ 1,502	$ 1,406
Vested and Unissued Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options				$ 293	$ 3,088
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition				3 months	9 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value				$ 5,611	$ 6,976	2,367
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	1,116,500	318,000	67,500
Vested and Unissued Restricted Shares [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation				$ 2,816	$ 8,207	$ 8,318
Equity Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)							5,000,000